Main Page (1)
	TYPE              13F-HR
	PERIOD            03/31/02
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     April 19, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		84

Form 13F Information Table Value Totals:		$182,226

List of Other Included Managers:

No.    13F File Number                          Name






                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Advent Software              Common     007974108        2822   47700sh  sole      32100  0   15600
Affymetrix Inc.              Common     00826T108        2462   84950sh  sole      57150  0   27800
Allied Capital Corporation   Common     01903Q108        2797  101700sh  sole      68100  0   33600
Amsurg Corporation           Common     03232P405        3140  115400sh  sole      77500  0   37900
Aeroflex, Inc.               Common     007768104        1513  117650sh  sole      79400  0   38250
Administaff, Incorporated    Common     007094105           8     275sh  sole        275  0       0
Alliant Techsystems          Common     018804104        1856   18200sh  sole      12300  0    5900
Activision Inc.              Common     004930202        3591  120375sh  sole      80875  0   39500
Barra, Inc.                  Common     068313105        3725   61500sh  sole      41300  0   20200
Benchmark Electronics        Common     08160H101          11     390sh  sole        390  0       0
Borland Software Corporation Common     099849101          12     900sh  sole        900  0       0
Brown & Brown                Common     115236101        2433   77500sh  sole      52100  0   25400
Caci Incorporated CL-A       CL-A       127190304        3364   95800sh  sole      64400  0   31400
Cheesecake Factory           Common     163072101        2102   56975sh  sole      38425  0   18550
Celgene Corp.                Common     151020104        3243  131050sh  sole      89100  0   41950
Cephalon, Inc.               Common     156708109        4372   69400sh  sole      46700  0   22700
Christopher & Banks CorporatiCommon     171046105        3981  121175sh  sole      81418  0   39757
Cumulus Media                Common     231082108        1521   85000sh  sole      57100  0   27900
Caremark RX                  Common     141705103          14     700sh  sole        700  0       0
Coach, Inc.                  Common     189754104        2804   55300sh  sole      37100  0   18200
Columbia Sportswear          Common     198516106        2250   67050sh  sole      43950  0   23100
Cirrus Logic                 Common     172755100        1368   72500sh  sole      48500  0   24000
CV Therapeutics              Common     126667104        1406   38850sh  sole      26050  0   12800
Dianon Systems, Inc.         Common     252826102        2310   35600sh  sole      23900  0   11700
Duane Reade                  Common     263578106        2295   67550sh  sole      45550  0   22000
EFunds Corporation           Common     28224R101        1990  124000sh  sole      83600  0   40400
Electronic Boutique          Common     286045109        2017   58400sh  sole      39300  0   19100
Electro Scientific           Common     285229100        2613   71300sh  sole      50500  0   20800
Employee Solutions           Common     292166105           0     738sh  sole        477  0     261
Evergreen Resources, Inc.    Common     299900308        3036   72800sh  sole      49100  0   23700
Exar Corporation             Common     300645108        2680  130500sh  sole      87800  0   42700
Expedia, Inc.                Common     302125109        3164   45300sh  sole      30500  0   14800
First Horizon PharmaceuticalsCommon     32051K106        1382   61800sh  sole      41500  0   20300
Flir Systems                 Common     302445101        4233   88650sh  sole      59750  0   28900
Freds Inc.                   Common     356108100        3819  106075sh  sole      71375  0   34700
Genesis Microchip Inc.       Common     37184C103           5     200sh  sole        200  0       0
Gymboree                     Common     403777105        3387  229600sh  sole     154500  0   75100
Hot Topic, Inc.              Common     441339108        3282  157050sh  sole     105600  0   51450
Heartland Express            Common     422347104        1597   80000sh  sole      53300  0   26700
IDEC Pharmaceuticals Corp.   Common     449370105          10     150sh  sole        150  0       0
Investors Financial Services Common     461915100        3415   44900sh  sole      30300  0   14600
JDA Software                 Common     46612K108        4058  127300sh  sole      85700  0   41600
J & J Snack Foods            Common     466032109        1682   45000sh  sole      30100  0   14900
King Pharmaceuticals         Common     495582108          20     566sh  sole        566  0       0
Krispy Kreme Doughnuts, Inc. Common     501014104        3799   93000sh  sole      62600  0   30400
Kronos, Inc.                 Common     501052104        3716   79100sh  sole      53200  0   25900
Landry's Seafood             Common     51508L103        1651   71900sh  sole      48200  0   23700
Lifepoint Hospitals, Inc.    Common     53219L109        3563   96400sh  sole      64800  0   31600
Manugistics Group            Common     565011103        2597  120900sh  sole      80900  0   40000
MCSI Inc.                    Common     55270M108           5     400sh  sole        400  0       0
Millennium Pharmaceuticals   Common     599902103           7     300sh  sole        300  0       0
Microsemi Corporation        Common     595137100           4     275sh  sole        275  0       0
Myriad  Genetics             Common     62855J104        2266   67625sh  sole      45525  0   22100
Nanometrics                  Common     630077105        2336  126700sh  sole      85700  0   41000
Newport Corporation          Common     651824104        2211   92500sh  sole      62200  0   30300
NPS Pharmaceuticals          Common     62936P103          13     400sh  sole        400  0       0
O'Reilly Auto                Common     686091109        1833   58050sh  sole      39050  0   19000
OSI Pharmaceuticals          Common     671040103        2322   59300sh  sole      41800  0   17500
OSI Systems                  Common     671044105         920   36500sh  sole      24500  0   12000
Pediatrix Medical Group      Common     705324101        3499   85850sh  sole      58550  0   27300
PEC Solutions                Common     705107100        2284   92900sh  sole      62600  0   30300
PF Changs China Bistro       Common     69333Y108        3871   58100sh  sole      39100  0   19000
Photronics                   Common     719405102        4287  127100sh  sole      85300  0   41800
Polycom, Inc.                Common     73172K104        2404   97725sh  sole      65625  0   32100
Plexus Corp.                 Common     729132100           7     300sh  sole        300  0       0
Pemstar, Inc.                Common     706552106         983  102400sh  sole      69300  0   33100
Panera Bread                 CL-A       69840W108        4084   64100sh  sole      43200  0   20900
Power Integration            Common     739276103        1890   99200sh  sole      66700  0   32500
Power Wave                   Common     739363109        1178   91500sh  sole      61500  0   30000
Ryland Group                 Common     783764103        4447   49300sh  sole      33100  0   16200
Sterling Bancshares, Inc.    Common     858907108        1924  144125sh  sole      96975  0   47150
Scios, Inc.                  Common     808905103        3117  107750sh  sole      72550  0   35200
Secure Computing             Common     813705100        2141  109200sh  sole      73300  0   35900
Stericycle Inc.              Common     858912108        3954   63200sh  sole      42500  0   20700
Stellent Incorporated        Common     85856W105           6     600sh  sole        600  0       0
Intrado, Inc.                Common     46117A100        1883   86400sh  sole      57300  0   29100
Trikon                       Common     896187408           9     600sh  sole        600  0       0
Veeco Instruments            Common     922417100        2453   70100sh  sole      47200  0   22900
Ventana Medical Systems      Common     92276H106           4     200sh  sole        200  0       0
Webex, Inc.                  Common     94767L109        2467  149975sh  sole     100675  0   49300
Wright Medical               Common     98235T107        3664  182400sh  sole     117900  0   64500
Williams-Sonoma              Common     969904101        2700   58700sh  sole      39400  0   19300
XTO Energy, Inc.             Common     98385X106        1971   98293sh  sole      66118  0   32175
Zoran Corporation            Common     98975F101        1966   45000sh  sole      30200  0   14800